Contract Assets, Net and Liabilities - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	$ (2,919)	$ (2,949)
Reversal	1,719	30
Total	$ (1,200)	$ (2,919)